Revenue (Tables)	12 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Rebate Activity	The rebate activity was as follows (in thousands).

	As of September 30,
	2020	2019	2018
Beginning balance	$24,858	$21,914	$16,922
Rebate expense	54,083	50,847	42,400
Rebate payments	(46,262)	(47,903)	(38,893)
Acquisitions	—	—	1,485

Ending balance	$32,679	$24,858	$21,914